Disposals - Narrative (Details) $ in Millions			6 Months Ended
		May 01, 2025 USD ($) tranches	Jun. 30, 2025 USD ($)	Mar. 27, 2023
Disclosure of detailed information about intangible assets [line items]
Consideration received			$ 162
Cash			25
Deferred consideration			103
Contingent consideration			34
Loss on disposal			47
Net smelter returns royalty				1.50%
Doropo and ABC
Disclosure of detailed information about intangible assets [line items]
Consideration received		$ 162
Cash		25
Deferred consideration		103
Contingent consideration		34
Loss on disposal		$ 47
Doropo
Disclosure of detailed information about intangible assets [line items]
Number of tranche of payments | tranches		3
Archean-Birimian Contact (ABC)
Disclosure of detailed information about intangible assets [line items]
Loss on disposal	[1]		$ 47
Contingent payment based on mineral reserve declaration		$ 10
Net smelter returns royalty		2.00%
Tranche 1 | Doropo
Disclosure of detailed information about intangible assets [line items]
Deferred and contingent consideration received on disposal		$ 50
Deferred and contingent consideration received on disposal, payment term		18 months
Tranche 2 | Doropo
Disclosure of detailed information about intangible assets [line items]
Deferred and contingent consideration received on disposal		$ 25
Deferred and contingent consideration received on disposal, payment term		18 months
Tranche 3 | Doropo
Disclosure of detailed information about intangible assets [line items]
Deferred and contingent consideration received on disposal		$ 75
Deferred and contingent consideration received on disposal, payment term		30 months

[1]	Reversal of impairment (impairment), (derecognition of assets) and profit (loss) on disposal line item includes a reversal of impairment for Mineração Serra Grande mine (MSG) of $74m (gross of taxation), partially offset by a loss on disposal of $47m relating to the sale of the Doropo and Archean-Birimian Contact (ABC) projects.